Submission	Apr. 24, 2026
Submission [Line Items]
Central Index Key	0000732717
Registrant Name	AT&T INC.
Registration File Number	333-285413
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES